United States
                      SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.


1.	Name and address of issuer:	KILICO Variable Separate Account
                         						1 Kemper Drive, Long Grove, IL 60049
______________________________________________________________________________
2.	The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes):    [ X ]

______________________________________________________________________________
3.	Investment Company Act File Number:  811-5025

  	Securities Act File Number:  33-11803 & 33-65399

    				*Note:  The total filing fee is being paid through 33-11803.
______________________________________________________________________________
4(a).	Last day of fiscal year for which the Form is filed:		December 31, 1998
______________________________________________________________________________
4(b).[  ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See
          Instruction A.2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.
______________________________________________________________________________
4(c).[  ]	Check box if this is the last time the issuer will be filing this
          Form.
______________________________________________________________________________
5.	Calculation of registration fee:

  	(i)  	Aggregate sale price of securities
         sold during the	fiscal year
         pursuant to section 24(f):		                    					$ 33,386,940.22

  	(ii)	 Aggregate price of securities
         redeemed or	repurchased during
         the fiscal year:	             			$ 29,744,385.75

   (iii)	Aggregate price of securities
         redeemed or	repurchased during
         any prior fiscal year ending no
       		earlier than October 11, 1995 that
         were not	previously used to reduce
         registration fees payable	to the
         Commission:			                			$  0

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  	(iv)	 Total available redemption credits
         [add Items 5(ii)	and 5(iii)]:             										-$ 29,744,385.75

  	(v)  	Net sales -- if Item 5(i) is greater
         than Item 5(iv)	[subtract Item
         5(iv) from Item 5(i)]                      							$     3,642,554.47

  	(vi)	 Redemption credits available for
         use in future years--if Item 5(i)
         is less than Item 5(iv) [subtract
       		Item 5(iv) from Item 5(i)]:
                                         $( 0 )

  	(vii) Multiplier for determining
         registration fee (See Instruction
         C.9):									                                    x    .000278

  	(viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)] (enter
          "0" if no fee is due):			                     			=$        1,012.63
______________________________________________________________________________
6.	Prepaid Shares

  	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______0_____.
   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____0______.
______________________________________________________________________________
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                               												+$   0
______________________________________________________________________________
8.	Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:

                                              													=$        1,012.63
______________________________________________________________________________
9.	Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:
                                 				03/18/99

    			Method of Delivery:
				                                	[X]  Wire Transfer
                               						[ ]  Mail or other means
______________________________________________________________________________

                                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*		      	/s/ David S. Jorgensen
                                  David S. Jorgensen
                                  Corporate Controller

Date:  03/19/99

			*Please print the name and title of the signing officer below the signature.